Investing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended										12 Months Ended					12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Overland Pass Pipeline Company LLC [Member]	Sep. 30, 2010 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2010 Williams Partners [Member] Gulfstream [Member]	Dec. 31, 2010 Others [Member] Gulfstream [Member]	Dec. 31, 2010 Gulfstream [Member]	Dec. 31, 2009 Gulfstream [Member]	Dec. 31, 2008 Gulfstream [Member]	Dec. 31, 2010 Discovery Producer Services LLC [Member]	Dec. 31, 2009 Discovery Producer Services LLC [Member]	Dec. 31, 2008 Discovery Producer Services LLC [Member]	Dec. 31, 2010 Laurel Mountain Midstream, LLC [Member]	Dec. 31, 2009 Laurel Mountain Midstream, LLC [Member]	Dec. 31, 2010 Petrolera Entre Lomas S.A. [Member]	Dec. 31, 2009 Petrolera Entre Lomas S.A. [Member]	Dec. 31, 2010 Accroven [Member]	Dec. 31, 2009 Accroven [Member]	Jun. 30, 2010 Accroven [Member]	Dec. 31, 2010 Other Equity Investment [Member]	Dec. 31, 2009 Other Equity Investment [Member]	Dec. 31, 2010 Aux Sable Liquid Products LP [Member]	Dec. 31, 2009 Aux Sable Liquid Products LP [Member]	Dec. 31, 2008 Aux Sable Liquid Products LP [Member]	Dec. 31, 2010 Cost-based investment [Member]	Dec. 31, 2009 Cost-based investment [Member]	Dec. 31, 2010 Venezuelan [Member]	Dec. 31, 2009 Venezuelan [Member]	Dec. 31, 2010 Williams Partners [Member]	Dec. 31, 2009 Williams Partners [Member]	Dec. 31, 2008 Williams Partners [Member]	Dec. 31, 2010 Others [Member]	Dec. 31, 2009 Others [Member]	Dec. 31, 2008 Others [Member]
Investing income
Equity earnings	$ 163	$ 136	$ 137																											$ 109	$ 81	$ 76	$ 34	$ 37	$ 41
Income (loss) from investments	43	(75)	1
Impairment of cost-based investments	0	(22)	(4)
Interest income and other	3	7	55
Total investing income	209	46	189
Investments
Total equity method investments	1,342	884	947	429				378	383		181	189		170	133	81	81				103	98								1,045	593	524	193	196	336
Cost method	2	2
Total investments	1,344	886
Dividends and distributions
Equity method investment, dividends or distributions	193	291	167					81	223	58	44	32	56										28	15	28
Impairment related to cost-based investment																		0	75							0	11
Investment in Accroven - Other (see Note 3)	0	22	4
Percentage of interest in Venezuelan corporation that owns and operates																												0.00%	4.00%
Percentage of investment resulted from previous working interest																												0.00%	10.00%
Percentage of equity method investment ownership interest percentage sold																				50.00%
Percent interest in Gulfstream				50.00%	49.00%	24.50%	25.50%	50.00%			60.00%			51.00%		40.80%
Investment in companies				424										43	133
Distribution from company related to debt offering								0	148
Summarized Financial Position of Equity Method Investments
Current assets	321	383
Noncurrent assets	4,421	3,723
Current liabilities	229	266
Noncurrent liabilities	1,409	1,511
Summarized Results of Operations of Equity Method Investments
Gross revenue	1,362	1,115	1,246
Operating income	699	516	521
Net income	$ 508	$ 396	$ 405